STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2012
STOCK-BASED COMPENSATION
STOCK-BASED COMPENSATION

10. STOCK-BASED COMPENSATION

        The Company has two stockholder-approved equity-based compensation plans under which stock options have been granted—the BioSante Pharmaceuticals, Inc. Amended and Restated 1998 Stock Plan (1998 Plan) and the BioSante Pharmaceuticals, Inc. Third Amended and Restated 2008 Stock Incentive Plan (2008 Plan) (collectively, the Plans). The 2008 Plan replaced the 1998 Plan except with respect to options outstanding under the 1998 Plan. As of December 31, 2012, the number of shares of the Company's common stock authorized for issuance under the 2008 Plan, subject to adjustment as provided in the 2008 Plan, was 1,833,333 plus the number of shares subject to options outstanding under the 1998 Plan as of the effective date of the 2008 Plan but only to the extent that such outstanding options are forfeited, expire or otherwise terminate without the issuance of such shares. Of such authorized shares, 3,416 shares had been issued and 860,828 shares were subject to outstanding stock options as of December 31, 2012.

        Outstanding employee stock options generally vest over a period of three or four years and have 10-year contractual terms. Upon exercise of an option, the Company issues new shares of its common stock. From time to time, the Company grants employee stock options that have performance condition-based vesting provisions which result in expense when such performance conditions are probable of being achieved. No performance-based options were outstanding as of December 31, 2012. The non-cash, stock-based compensation cost that was incurred by the Company in connection with the 1998 Plan and the 2008 Plan was $725,625, $1,177,683 and $992,757 for the years ended December 31, 2012, 2011 and 2010, respectively. No income tax benefit was recognized in the Company's statements of operations for stock-based compensation arrangements due to the Company's net loss position.

        The weighted average fair value of the options at the date of grant for options granted during 2012, 2011 and 2010 was $4.08, $7.32 and $6.66 per share, respectively. The fair value of each option grant is estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted average assumptions:

	2012	2011	2010
Expected option life (years)	5.5 - 6.25	5.5 - 6.25	6.00
Risk-free interest rate	0.775% - 1.105%	1.175% - 2.57%	2.42%
Expected stock price volatility	92.97% - 97.20%	69.07% - 72.16%	76.05%
Dividend yield	—	—	—

        The Company uses the simplified method to estimate the life of options. The risk-free interest rate used is the yield on a United States Treasury note as of the grant date with a maturity equal to the estimated life of the option. The Company calculated a volatility rate based on the closing price for its common stock at the end of each calendar month as reported by The NASDAQ Global Market. The Company has not in the past issued a cash dividend nor does it have any current plans to do so in the future; and therefore, an expected dividend yield of zero was used. Forfeitures are estimated at the time of grant and revised through a cumulative catch-up in the period of change if actual forfeitures differ from those estimates. The Company reduced its workforce during the fourth quarter of 2012 and the termination of employment of these employees resulted in a reversal of previously recognized non-cash stock-based compensation expense related to the forfeiture of non-vested options.

        The following table summarizes the stock option compensation expense for employees and non-employees recognized in the Company's statements of operations for each period:

	2012	2011	2010
Research and development	$53,812	$423,925	$325,208
General and administrative	671,813	753,758	667,549

Total stock-based compensation expense	$725,625	$1,177,683	$992,757

        A summary of activity under the Plans during the year ended December 31, 2012 is presented below:

Options	Option Shares	Weighted Average Exercise Price	Weighted Average Remaining Term	Aggregate Intrinsic Value
Outstanding December 31, 2011	906,860	$18.36	6.97	$0
Granted	358,582	$4.08
Exercised	—	—
Forfeited or expired	160,583	$12.90

Outstanding December 31, 2012	1,104,859	$14.51	6.45	$0

Exercisable at December 31, 2012	614,425	$20.77	4.73	$0

Vested or expected to vest at December 31, 2012	1,069,890	$14.69	6.39	$0

        There is no aggregate intrinsic value of the Company's outstanding and exercisable options as of December 31, 2012.

        As of December 31, 2012, there was $1,108,898 of total unrecognized compensation cost related to non-vested stock-based compensation arrangements granted under the Plans. The cost is expected to be recognized over a weighted-average period of 1.96 years, however, if the Company's proposed merger with ANI is completed, the cost would then be expected to be recognized in 2013.

        The intrinsic value of options exercised during the year ended December 31, 2011 and 2010 was $22,106 and $974, respectively. The Company did not receive a tax benefit related to the exercise of these options because of its net operating loss position. The total fair value of shares vested during the years ended December 31, 2012, 2011 and 2010 was $701,481, $667,171 and $764,921, respectively.